Exposures - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Net exposure	kr 335.4	kr 327.2
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	162.6	167.1
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	20.5	11.4
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.0
Public Sector Entity
Disclosure of credit risk exposure [line items]
Net exposure	1.1	0.4
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	32.0	38.6
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	119.1	109.7
Middle East/ Africa/Turkey
Disclosure of credit risk exposure [line items]
Net exposure	5.4	4.9
Middle East/ Africa/Turkey | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	5.4	4.9
Asia excl. Japan
Disclosure of credit risk exposure [line items]
Net exposure	7.4	7.3
Asia excl. Japan | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.7	0.7
Asia excl. Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	3.0	3.0
Asia excl. Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.7	3.6
Japan
Disclosure of credit risk exposure [line items]
Net exposure	6.9	6.2
Japan | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	3.4	4.0
Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.5
Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.1	1.7
North America
Disclosure of credit risk exposure [line items]
Net exposure	14.4	14.9
North America | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	2.2	2.4
North America | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	7.8	9.6
North America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	4.4	2.9
Oceania
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.2
Oceania | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.2
Latin America
Disclosure of credit risk exposure [line items]
Net exposure	4.5	5.3
Latin America | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.9	0.9
Latin America | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.4	1.1
Latin America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.2	3.3
Sweden
Disclosure of credit risk exposure [line items]
Net exposure	242.5	235.4
Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	137.6	145.1
Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	20.2	11.2
Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	5.7	6.9
Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	79.0	72.2
West Europe excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	49.7	48.5
West Europe excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	14.6	10.9
West Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.2
West Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.0
West Europe excl. Sweden | Public Sector Entity
Disclosure of credit risk exposure [line items]
Net exposure	1.1	0.4
West Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	13.4	16.0
West Europe excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	20.2	21.0
Central and East European countries
Disclosure of credit risk exposure [line items]
Net exposure	3.5	3.5
Central and East European countries | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	3.2	3.1
Central and East European countries | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.3
Central and East European countries | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	kr 0.1	kr 0.1